Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of activity stock options granted
	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2019	23,244,895	$0.58
Exercised	—
Grant	—
Forfeited or expired	(8,043,752)	0.84
Outstanding at December 31, 2019	15,201,143	$0.43	4.80	$1,723
Exercised	—
Grant	51,921,030
Forfeited or expired	(85,347)	0.73
Outstanding at December 31, 2020	67,036,826	$0.60	8.19	$51,754
Exercised	(1,457,517)
Grant	—
Forfeited or expired	(178,916)	0.73
Outstanding at December 31, 2021	65,400,393	$0.60	7.30	$639,131
Vested and expected to vest at December 31, 2021	65,400,393	$0.60	7.30	$639,131
Exercisable at December 31, 2021	32,949,746	$0.55	6.17	$323,643

Schedule of the activity for restricted stock issued
	Shares	Weighted- average grant date fair value
Unvested at January 1, 2019	15,746,285	$0.27
Vested	(1,968,279)	0.27
Cancelled	—	—
Unvested at December 31, 2019	13,778,006	$0.27
Vested	(656,099)	0.27
Cancelled	(13,121,907)	0.27
Unvested at December 31, 2020	—	$—
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2021	—	$—

Schedule of table summarizes the activity for all restricted stock units granted
	Shares	Weighted- average grant date fair value
Unvested at December 31, 2020	—	$—
Granted	7,040,998	18.38
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2021	7,040,998	$18.38